Net Loss Per Share Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

11. Net Loss Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per common share for the three months ended March  31, 2017 and 2016:

	March 31,	March 31,
	2017	2016
Net loss attributable to common shareholders	$(4,715,358)	$(3,984,204)

Shares used to compute net loss per common share, basic and diluted	14,157,351	9,307,354

Net loss per share attributable to common shareholders, basic and diluted	$(0.33)	$(0.43)

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities which include stock options, convertible preferred stock and common stock warrants have been excluded from the computation of diluted net loss per share as they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company’s net loss position.

The following outstanding common stock equivalents have been excluded from diluted net loss per common share for the three months ended March 31, 2017 and 2016 because their inclusion would be anti-dilutive:

	March 31,	March 31,
	2017	2016
Options issued and outstanding	2,528,650	894,766
Warrants to purchase common stock	6,339,792	748,872
Restricted stock units	20,789	20,789

Total	8,889,231	1,664,427

11. Net Loss Per Share Attributable to Common Stockholders

        The following table presents the calculation of basic and diluted net loss per common share for the years ended December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Net loss attributable to common shareholders	$(14,733,780)	$(16,637,924)

Shares used to compute net loss per common share, basic and diluted	10,951,178	6,153,139

Net loss per share attributable to common shareholders, basic and diluted	$(1.35)	$(2.70)

        Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company's potentially dilutive securities which include stock options, convertible preferred stock and common stock warrants have been excluded from the computation of diluted net loss per share as they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company's net loss position.

        The following outstanding common stock equivalents have been excluded from diluted net loss per common share for the years ended December 31, 2016 and 2015 because their inclusion would be anti-dilutive:

	December 31, 2016	December 31, 2015
Options issued and outstanding	2,571,220	919,506
Warrants to purchase common stock	5,968,876	748,872
Restricted stock units	20,789	55,536

Total	8,560,885	1,723,914